Equity - Schedule of amounts attributable to non controlling interests (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income statement
Sales	$ 27,762	$ 27,964	$ 27,891
Net sales	19,643	20,245	20,269
Profit for the year	1,958	2,538	4,166
Other comprehensive loss	(233)	803	(485)
Total comprehensive income for the year	1,725	3,341	3,681
Attributable to non-controlling interests	168	183	277
Balance sheet
Non-current assets	29,633	31,825
Current assets	17,212	17,497
Non-current liabilities	(23,161)	(25,432)
Current liabilities	(10,730)	(10,712)
Net assets	12,954	13,178
Attributable to non-controlling interests	2,083	2,088
Cash flow
Net cash inflow from operating activities	4,392	4,297	4,105
Net cash (outflow)/inflow from investing activities	(982)	(1,720)	(1,595)
Net cash outflow from financing activities	(3,784)	(1,494)	(3,106)
Net (decrease)/increase in net cash and cash equivalents	(374)	1,083	(596)
Exchange differences	(18)	(35)	(33)
USL
Income statement
Sales	3,177
Net sales	1,413
Profit for the year	202
Other comprehensive loss	(184)
Total comprehensive income for the year	18
Attributable to non-controlling interests	9
Balance sheet
Non-current assets	1,158
Current assets	1,297
Non-current liabilities	(179)
Current liabilities	(518)
Net assets	1,758
Attributable to non-controlling interests	755
Cash flow
Net cash inflow from operating activities	221
Net cash (outflow)/inflow from investing activities	11
Net cash outflow from financing activities	(100)
Net (decrease)/increase in net cash and cash equivalents	132
Exchange differences	(21)
Dividends payable to non-controlling interests	(47)
Others
Income statement
Sales	2,585
Net sales	1,875
Profit for the year	354
Other comprehensive loss	(291)
Total comprehensive income for the year	63
Attributable to non-controlling interests	159
Balance sheet
Non-current assets	4,282
Current assets	1,414
Non-current liabilities	(1,368)
Current liabilities	(1,096)
Net assets	3,232
Attributable to non-controlling interests	1,328
Cash flow
Net cash inflow from operating activities	331
Net cash (outflow)/inflow from investing activities	(104)
Net cash outflow from financing activities	(237)
Net (decrease)/increase in net cash and cash equivalents	(10)
Exchange differences	(13)
Dividends payable to non-controlling interests	(100)
Entities value for subsidiaries
Income statement
Sales	5,762	6,439	6,224
Net sales	3,288	3,868	3,718
Profit for the year	556	528	777
Other comprehensive loss	(475)	(291)	(16)
Total comprehensive income for the year	81	237	761
Attributable to non-controlling interests	168	183	277
Balance sheet
Non-current assets	5,440	5,529	5,741
Current assets	2,711	2,741	2,545
Non-current liabilities	(1,547)	(1,649)	(1,774)
Current liabilities	(1,614)	(1,603)	(1,738)
Net assets	4,990	5,018	4,774
Attributable to non-controlling interests	2,083	2,088	2,038
Cash flow
Net cash inflow from operating activities	552	608	693
Net cash (outflow)/inflow from investing activities	(93)	(305)	(211)
Net cash outflow from financing activities	(337)	(394)	(456)
Net (decrease)/increase in net cash and cash equivalents	122	(91)	26
Exchange differences	(34)	10	(33)
Dividends payable to non-controlling interests	$ (147)	$ (140)	$ (121)